Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Operating Leased Assets [Line Items]
Rental expense, net of sublease income	$ 588	$ 570	$ 519
Sublease income	22	22	23
Deferred rent liabilities	348	321
Accrued expenses and other current liabilities	10	11
Contingent rent expense	12	12	10
Leases
Operating Leased Assets [Line Items]
Deferred rent liabilities	348	321
Accrued expenses and other current liabilities	$ 10	$ 11